SCHEDULE OF INCOME TAX BENEFIT EXPENSE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Federal	$ 737
State	300
Total income taxes	$ 1,037